Tax liabilities, Eligible tax debt balances and maturities (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2016 BRL (R$)		Dec. 31, 2013 Installment	Dec. 31, 2017 BRL (R$)		Dec. 31, 2015 BRL (R$)
Eligible tax debt balances [Abstract]
Total	[1],[2],[3],[4],[5],[6],[7],[8],[9],[10],[11]	R$ 531,375			R$ 565,289
Tax loss carryforwards		41,057			44		R$ 25,874
REFIS Copa [Member]
Eligible tax debt balances [Abstract]
Principal		128,132			62,965		128,132
Fine and SELIC interest		100,541			79,085		100,541
Reduction due to amnesty of interest, fines and legal charges		(53,981)			(44,055)		(53,981)
Repayments by prepayments		(30,902)			(30,428)		(30,902)
Payment in installments		(30,353)			(28,623)		(10,071)
SELIC restatement		21,161			1,494		15,733
Use of unused tax loss carryforwards		(29,213)			(29,213)		(29,213)
Reversion of unused tax loss carryforwards from REFIS to PRT (Note 23)		0			1,372		0
Total		R$ 105,385	[4]		12,597	[4]	R$ 120,239
SELIC interest rate per month		1.00%
Number of installments | Installment				180
REFIS Copa [Member] | 2017 [Member]
Eligible tax debt balances [Abstract]
Total		R$ 7,908			0
REFIS Copa [Member] | 2018 [Member]
Eligible tax debt balances [Abstract]
Total		7,908			1,675
REFIS Copa [Member] | 2019 [Member]
Eligible tax debt balances [Abstract]
Total		7,908			1,675
REFIS Copa [Member] | 2020 [Member]
Eligible tax debt balances [Abstract]
Total		81,661			1,675
REFIS Copa [Member] | 2021 [Member]
Eligible tax debt balances [Abstract]
Total		0			1,675
REFIS Copa [Member] | 2022 Onwards [Member]
Eligible tax debt balances [Abstract]
Total		R$ 0			5,897
Unused Tax Loss [Member] | REFIS Copa [Member]
Eligible tax debt balances [Abstract]
Tax loss carryforwards					R$ 5,605

[1]	INSS is a social security charge levied on wages paid to employees. On certain purchases of services we are required to withhold 11% of the amounts billed by our suppliers and pay INSS tax on their behalf, with no impact to the statement of profit or loss.
[2]	IRPJ and CSLL are corporate income taxes levied by the Brazilian federal government. The IRPJ rate is 25% and the CSLL rate is 9%, resulting in a combined federal corporate income tax rate of 34% on taxable profits. The expense for current income tax is recognized in the statement of profit or loss under 'Current income and social contribution taxes' against tax payable. However, for some entities in the group, advances for the payment of income tax are paid on a quarterly basis during the tax year and are recognized as an asset under Taxes recoverable (Note 6-'Corporate income tax (IRPJ)' and 'Social contribution tax on net profit (CSLL)'). Income tax is levied on legal entities individually, with no right of offset between entities in a group. Smaller entities opting to declare income taxes on the 'presumed profits' basis are taxed at the same rates on a 'presumed profit' of 32% of gross revenues.
[3]	ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to our customers for the services we render. These are recognized as deductions to gross revenue (Note 24-Taxes levied-ISSQN) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%, however most of the municipalities in which we operate levy ISS at the higher rate. Each municipality sets slightly different rules regarding the use of credits and withholding of ISS tax on payments to suppliers.
[4]	In August 2014, enactment of Federal Law No. 12996/2014 ("REFIS da Copa'') enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from interest and fine amnesty. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.
[5]	On certain purchases of services we are required to withhold 1.5% of the amounts billed by our suppliers and pay IRPJ (Income tax) on their behalf, with no impact to the statement of profit or loss.
[6]	PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP no. 783 of May 31, 2017. The taxes included in the PERT are as follows: Pis, Cofins and IOF
[7]	PIS and COFINS are taxes levied by the Brazilian federal government on gross revenues. The standard rates are 7.60% for PIS and 1.65% for COFINS applicable to entities declaring income tax and social contribution on the 'actual profits' basis. These amounts are invoiced to and collected from our customers and recognized as deductions to gross revenue (Note 24) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of the government. PIS and COFINS taxes paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Taxes recoverable (Note 6) and on a monthly basis are offset against PIS and COFINS Tax payable, and presented net as the amounts are due to the same tax authority. Brazilian tax legislation allows smaller entities with less than R$78 million in annual gross revenues to opt to declare income taxes on the 'presumed profits' basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.
[8]	PRT - payment of 24% in 24 installments, residual not contemplated by use of damages will be paid in 60 months, according to MP no. 766 of April 4, January 2017. The taxes included in the PRT are as follows: Pis, Cofins, CSLL, IRPJ and IRRF.
[9]	Purchases of certain materials or services require us to retain and pay taxes on behalf of our suppliers. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable purchases is withheld from payments made to suppliers and recognized as a tax liability, with no impact to the statement of profit or loss.
[10]	Refers mainly to ISS payable to the Paulinia City Government in 36 installments, not subject to inflation adjustment or interest. (installments of ISS of the cities of Sao Paulo, Paulinia, Itapevi and Maceio, plots range from 24 to 120).
[11]	Refers to installment payment of IRPJ, CSLL, PIS and COFINS, which payment is deferred in 30 to 60 installments, adjusted by the SELIC rate. The accrual of interest on this liability is recognized as a financial expense under the line item-'Interest for late payment of taxes' (Note 29).